Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
May 5, 2016

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Variable Trust (File No. 333-57017)
Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the Prospectuses and Statements of Additional Information dated May 1, 2016 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 63, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-16-015093 on April 29, 2016.

Please do not hesitate to contact me at 202.373.6101 should you have any questions.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004         +1.202.739.3000
United States             +1.202.739.3001